NOTE 11: SUBSEQUENT EVENT	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 11: SUBSEQUENT EVENT

NOTE 11: SUBSEQUENT EVENT

On November 30, 2017, Magellan purchased from Rose the SDA Mill and its associated assets, licenses and agreements.  The purchase price paid by the Magellan was $850,000 cash, a $50,000 promissory note, $150,000 option-to-purchase payments, and 14,200,834 shares of Magellan’s common stock with a fair value of $426,025.